SUBSEQUENT EVENTS (Details Narrative) - Energy Capital [Member] - USD ($)		1 Months Ended
	Apr. 02, 2019	Sep. 30, 2019	Jan. 29, 2019	Apr. 24, 2019	Apr. 11, 2019	Mar. 28, 2019	Mar. 14, 2019	Feb. 27, 2019	Feb. 11, 2019
Loan and Security Agreement
Secured Term Promissory Note			$ 1,000,000			$ 800,000	$ 900,000	$ 750,000	$ 650,000
Line of credit interest rate description			11.25% plus the Prime Rate (as published by the Wall Street Journal (National Edition)), less 3.25%
Effective interest rate			11.25%
Proceeds from capital raise		$ 20,000,000
Subsequent Event [Member] | Loan and Security Agreement
Secured Term Promissory Note			$ 1,000,000	$ 900,000	$ 600,000		$ 900,000	$ 750,000	$ 650,000
Line of credit interest rate description			11.25% plus the Prime Rate (as published by the Wall Street Journal (National Edition)), less 3.25%
Effective interest rate			11.25%
Proceeds from capital raise		$ 20,000,000
Subsequent Event [Member] | First Amendment to Loan and Security Agreement
Advance description	Increase the amount of the Advance from up to $1,000,000 a month to up to $1,500,000 a month
Maturity date	Sep. 30, 2020